Stock Options (Details) - Schedule of Stock Option Activity - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Options Granted		2,085,034
Weighted-average Exercise Price per Option Granted		$ 2.39
Weighted-average Remaining Contractual Term (Years) Granted		9 years 9 months 18 days
Aggregate Intrinsic Value Granted
Options Terminated		(380,300)
Weighted-average Exercise Price per Option Terminated		$ 1.6
Weighted-average Remaining Contractual Term (Years) Terminated
Aggregate Intrinsic Value Terminated
Options Oustanding Ending	263,000	1,967,734
Weighted-average Exercise Price per Option Oustanding Ending	$ 1.25	$ 2.38
Weighted-average Remaining Contractual Term (Years) Oustanding Ending	1 year 3 days	9 years 9 months 18 days
Aggregate Intrinsic Value Oustanding Ending
Options Exercisable and vested		907,262
Weighted-average Exercise Price per Option Exercisable and vested		$ 2.4
Weighted-average Remaining Contractual Term (Years) Exercisable and vested		9 years 9 months 18 days
Aggregate Intrinsic Value Exercisable and vested